Ivy Funds

Supplement dated September 9, 2011 to the

Ivy Funds Statement of Additional Information

dated July 29, 2011

The first chart below is added to the section entitled “Portfolio Managers – Portfolio Managers employed by IICO” on page 98 of the Ivy Funds statement of additional information and the second chart replaces the current information relating to Matthew Norris:

Portfolio Managers employed by IICO

The following tables provide information relating to the portfolio managers of Ivy Small Cap Value Fund and Ivy Value Fund as of July 31, 2011.

Christopher Parker — Ivy Small Cap Value Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0
*	Mr. Parker assumed direct management responsibility for Ivy Small Cap Value Fund effective September 1, 2011.

Matthew Norris — Ivy Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,409.7	$0	$61.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The following language is deleted from the two asterisks in the section entitled “Portfolio Managers – Portfolio Managers employed by IICO – Ownership of Securities” on page 102 of the Ivy Funds statement of additional information:

“…and Mr. Norris assumed direct management responsibilities of Ivy Small Cap Value Fund also effective April 1, 2010.”

The following replaces the information in the charts in the section entitled “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” on pages 101 and 102 of the Ivy Funds statement of additional information for Ivy Small Cap Value Fund and Ivy Value Fund:

Ownership of Securities

As of July 31, 2011, the dollar range of shares of the Fund beneficially owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in the Fund Complex
Matthew Norris	Ivy Value	$0	$500,001 to $1,000,000
Christopher Parker	Ivy Small Cap Value**	$0	$50,001 to $100,000
**	Mr. Parker assumed direct management responsibility for Ivy Small Cap Value Fund effective September 1, 2011.

Supplement	Statement of Additional Information	1

A portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of July 31, 2011, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund or Style Managed[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Matthew Norris	Ivy Value	$100,001 to $500,000	$100,001 to $500,000
Christopher Parker	Ivy Small Cap Value**	$0	$0
**	Mr. Parker assumed direct management responsibility for Ivy Small Cap Value Fund effective September 1, 2011.
[1]	Shares deemed owned in any Fund within the Fund Complex which is managed by the portfolio manager.

2	Statement of Additional Information	Supplement